Share-Based Compensation Expense (Details) - Schedule of Weighted Average Fair Value of the Outstanding Options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Expense (Details) - Schedule of Weighted Average Fair Value of the Outstanding Options [Line Items]
Risk-free interest rate		3.72%
Volatility		95.00%
Expected life		10 years
Dividend rate	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Expense (Details) - Schedule of Weighted Average Fair Value of the Outstanding Options [Line Items]
Share price	$ 2.68	$ 9.44
Exercise price	$ 4.63	10.6
Risk-free interest rate	3.42%
Volatility	88.00%
Expected life	4 years
Maximum [Member]
Share-Based Compensation Expense (Details) - Schedule of Weighted Average Fair Value of the Outstanding Options [Line Items]
Share price	$ 9.23	11.13
Exercise price	$ 10.36	$ 12.49
Risk-free interest rate	4.94%
Volatility	97.00%
Expected life	10 years